Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries.

The Company owns
100
% of the outstanding shares in all of its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.
Disposal of Subsidiary
The Company accounts for the disposal of a subsidiary when it ceases to control the subsidiary’s assets and liabilities. A gain or loss is recognized and measured as the difference between the fair value of consideration received or to be received and the value of assets, liabilities and equity components de-recognized, related to that subsidiary when deconsolidated.
On May 31, 2019, the Company completed the sale of FCI to Dialog Semiconductor for a total consideration of approximately
 US$

54 million.
The Company derecognized the assets and liabilities and recorded a gain of US$12,409
thousand, net of transaction fees on the disposal, which is the difference between the consideration of US$54 million and the

US$39,367
thousand carrying value of the subsidiary.

US$5,400
thousand of the consideration was withheld and deposited into an escrow account and, as the escrowed amount is expected to be released within 12 months, it was classified as restricted assets-current on the consolidated balance sheet as of December 31, 2019.
Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to a significant concentration of credit risk consist principally of cash equivalents, short term investments and accounts receivable. Cash, cash equivalents and short-term investments balances are maintained with high quality financial institutions, the composition and maturities of which are regularly monitored by management. The Company believes that the concentration of credit risk in its trade receivables, is substantially mitigated by the Company’s credit evaluation process, relatively short collection terms and the high level of credit worthiness of its customers. The Company performs ongoing credit evaluations of its customers’ financial conditions and limits the amount of credit extended based upon payment history and the customer’s current credit worthiness. The Company regularly reviews the allowance for bad debt and doubtful accounts by considering factors such as historical experience, credit quality, age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay.
Historically, a relatively small number of customers have accounted for a significant portion of our net revenue. Sales to two customers in 2017
,
 2018
 and 2019,
accounted for 10% or more of
our
net
r
evenue
, representing
39%
,
34%
and 31%
of
our
net
revenue
in 2017
,
2018
 and 2019
, respectively. In 2019, the significant customers were Intel and Micron and in 2017 and 2018, were
SK
Hynix
and Intel. The Company’s top ten customers in 2017
,
 2018
and 2019
accounted for approximately
72
%
,
69
%
and 74%
of net sales, respectively.
Fair Value of Financial Instruments
The carrying amount of the Company’s financial instruments, including cash and cash equivalents, notes and accounts receivable and notes and accounts payables approximates fair value due to the short-term maturity of the instruments. Fair values of short-term investments represent quoted market prices, if available. If no quoted market prices are available, fair values are estimated based on discounted cash flow, or other valuation techniques. Long-term investments in privately-held companies with no readily determinable market value are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. Upon adoption of Accounting Standard Update No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) starting January 1, 2018, these investments are measured at cost less impairment, if any, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Any resulting change in carrying amount would be reflected in net income. The Company’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.
Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.
See Note 21, “Fair Value Measurement”, for the related disclosure.
Cash Equivalents
The Company considers all highly liquid instruments acquired with a remaining maturity of three months or less when purchased to be cash equivalents. In addition, time deposits with maturities ranging from more than three months to one year are considered qualified as cash equivalents as the nature of the time deposits are similar to cash such that without advance notice to the bank, they can be readily converted into known amounts of cash with the principal of the time deposits protected and not subject to penalty in the event of an early withdrawal. Also, the risk of changes in value because of changes in interest rates is insignificant due to the fact that the Company can still earn interest based on a rate close to the on-going
published interest rate applicable for the actual period of the time deposits in the event of an early withdrawal. Cash and cash equivalents are stated at cost, which approximates their fair value.
Short-term Investments
The Company’s short-term investments primarily includes short-term income yielding investments with original maturities greater than three months from the purchase date and remaining maturities less than one year. These short-term investments consist mostly of bond funds and principal protected notes that are bought and held principally for the purpose of selling them in the near term and are classified as trading securities as well as senior notes classified as held-to-maturity
investments with maturities less than one year. Trading securities are reported at fair value with the subsequent changes in fair value recorded in earnings as unrealized gains and losses. Senior notes are measured at amortized cost using the effective interest method less any impairment.
Allowance for Doubtful Receivables
An allowance for doubtful receivables is provided based on a review of the collectability of accounts receivables. The Company determines the amount of allowance for doubtful receivables by examining the historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies.
Inventories
Inventories are stated at the lower of cost or net realizable value for raw materials, work in process and finished goods
.
Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. The Company assesses its net realizable value of the inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions. In estimating reserves for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and provides reserves for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are recognized and included in the allowance for losses.
Long-term Investments
Investee companies over which the Company had the ability to exercise significant influence but did not have a controlling interest and was the primary beneficiary were accounted for using the equity method. Significant influence was generally considered to exist when the Company had an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s board of directors, voting rights and the impact of commercial arrangements, were considered in determining whether the equity method of accounting was appropriate. Under this method of accounting, the Company recorded its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. The Company evaluated its equity method investments for impairment whenever events or changes in circumstances indicated that the carrying amounts of such investments might not be recoverable.
Prior to adopting ASU 2016-01 on January 1, 2018, the Company had long-term investments in companies that it does not exercise significant influence and accounted for these investments under the cost method. Management regularly evaluates financial information related to these investments to determine whether an other than temporary decline in their value exists. Factors indicative of an other than temporary decline include recurring operating losses, credit defaults and subsequent rounds of financings at an amount below the cost basis of the investment. Management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists. When a decline in value is deemed to be other-than-temporary, the Company recognizes an impairment loss in other income and expense. After adopting ASU 2016-01 on January 1, 2018, the Company elected to record equity investments without readily determinable fair values and not accounted for by the equity method at cost less impairment, adjusted for subsequent observable price changes whether there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.
Noncurrent Assets Held for Sale
Noncurrent assets are presented separately as held for sale when the Company is committed to selling the asset, an active plan of sale has commenced, and the sale is expected to be completed within 12 months or under a specified market condition that meets an exception to one-year requirement. Assets held for sale are measured at the lower of their carrying amount and fair value less cost to sell. Assets held for sale are no longer amortized or depreciated.

Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 3 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Land is not depreciated. Depreciation expense on property

and
equipment were
approximately US$10,599 thousand, US$11,832 thousand and US$12,447 thousand for the years ended December 31, 2017, 2018 and 2019
, respectively.
Upon the sale or other disposal of property and equipment, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is credited or charged to operating income.
Lease
On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02) using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allows the Company to carry forward the historical lease classification. The Company elected to apply the short-term lease measurement and recognition exemption in which right-of-use assets and lease liabilities are not recognized for short-term leases. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840.
Upon adoption, the Company recognized leased assets and corresponding liabilities in operating lease assets of US$7,202 thousand, which includes US$238 thousand of previously recognized prepaid use rights, as well as corresponding accrued expenses and other current liabilities of US$1,428 thousand and other long-term liabilities of US$5,536 thousand.
The lease assets include adjustments for prepayments and accrued lease payments. The adoption did not impact the beginning retained earnings, or the prior year consolidated statements of income and statements of cash flows. Under Topic 842, the Company determines if an arrangement is a lease at inception. The lease assets and liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the leases do not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments. The operating lease asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. When determining the probability of exercising such options, the Company considers contract-based, asset-based, entity-based, and market-based factors. The lease agreements may contain variable costs such as common area maintenance, insurance, real estate taxes or other costs. Variable lease costs are expensed as incurred on the consolidated statements of income. The lease agreements generally do not contain any residual value guarantees or restrictive covenants. The Company recognized leased assets in operating lease assets of US$8,603 thousand and corresponding accrued expenses and other current liabilities of US$3,046 thousand, and other long-term liabilities of US$5,621 thousand. The weight average remaining lease term was 3.5 years, and the weight average discount rate was 3.78% as of December 31, 2019.
Government Grants
Grants received by the Company from the Korean government to assist with specific research and development activities were deducted from those research and development costs incurred, in the period in which the related expenses are incurred, to the extent that they are non-refundable.
Government grants that were used for the acquisition of fixed assets were deducted from the acquisition costs of the acquired assets and amortized over the useful lives of the related assets. The Company recognized refundable government grants as long-term payable and current portion of long-term payable on its consolidated balance sheet.
Goodwill and Intangible Assets
Goodwill is the excess of the purchase price paid over the fair value of the net tangible and intangible assets acquired in a business combination. Intangible assets, which consist primarily of development technology, are amortized over their estimated useful lives, of 3.5 to 5.5 years.
Impairment of Goodwill and Long-Lived Assets
The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing in fiscal year 2017, 2018 and 2019.
The Company monitors the recoverability of goodwill recorded in connection with acquisitions, by reporting unit, annually, or sooner if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company conducts its annual impairment test of goodwill on November 30. Reporting units may be operating segments as a whole or an operation one level below an operating segment, referred to as a component. Prior to fiscal 2017, goodwill impairment is tested using a two-step
approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchases price over the amounts assigned to assets and liabilities.
In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2017-04,
which removes step two from the goodwill impairment test. The Company elected to early adopt this ASU in the fourth quarter of 2017, in conjunction with the Company’s annual review for impairment.
Estimating fair value is performed by utilizing various valuation approaches, such as income approach or market approach. The total of all reporting unit fair values is also compared to the Company’s market capitalization plus control premium for reasonableness. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing.
Other Assets
Other assets primarily consist of industrial property right and deposit for office leases.
Restricted Assets
Restricted assets consist of restricted cash. Restricted cash represents cash set aside as collateral for obtaining capacity, escrow relating to the sale of a subsidiary and borrowings as well as cash received from government grants with restriction on its usage.
Bank loans
Revolver credit from financial institutions are stated at the amount of unpaid principal.
Other long-term liabilities
Other long-term liabilities primarily consist of noncurrent lease liabilities and unrecognized tax benefit.
Pension Costs
For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations.
Revenue Recognition
Through the fiscal year ended December 31, 2017, revenue from product sales was generally recognized upon shipment to the customer provided that the Company had received a signed purchase order, the price was fixed or determinable, transfer of title had occurred in accordance with the shipping terms specified in the arrangement with the customer, collectability from the customer was considered reasonably assured, product returns were reasonably estimable and there were no remaining significant obligations or customer acceptance requirements. Revenue on development service orders was generally recognized upon completion and customer acceptance of contractually agreed milestones.
As a result of the adoption of the new revenue standard (ASC 606) on January 1, 2018, using the modified retrospective method with the cumulative effect of initially applying it recognized at the date of initial application, the Company revised its revenue recognition policy. The Company now recognizes revenue upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Under the new revenue recognition standard, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.
The Company enters into contracts that may include products that are capable of being distinct and accounted for as separate performance obligations. To date, the majority of the revenue has been generated by sales associated with products of storage and mobile communication, where a single performance obligation is identified in general. Revenue from services has been insignificant. Performance obligations associated with product sales transactions are generally satisfied when control passes to customers upon shipment or the written acceptance of the customers. Accordingly, product revenue is recognized at a point in time when control of the asset is transferred to the customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a product to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods. Some of the Company’s sales are made to distributors. Control passes to the distributor upon shipment, and terms and payment by the Company’s distributors is not contingent on resale of the product.
The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical returns information available, management’s judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory products the distributors have on hand at the date the price protection is offered. The actual price adjustments to distributors incurred by the Company are minimal.
The Company provides the warranty for manufacturing defects of its products. Warranty returns have been infrequent and relate to defective or off-specification
parts. The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2017, 2018 and 2019, the Company did not experience significant costs associated with warranty returns.
Research and Development
Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge that will be useful in developing new products or at significantly enhancing existing products as well as expenditures incurred for the design and testing of product alternatives. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved.
Income Taxes
The provision for income tax represents income tax paid and payable for the current year plus changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net operating loss carryforwards, research and development credits, and temporary differences. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.
The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.
Foreign Currency Transactions
Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.
Translation of Foreign Currency Financial Statements
The reporting currency of the Company is the U.S. dollars. The functional currency of some of the Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into U.S. dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of comprehensive income.
Comprehensive Income (Loss)
Comprehensive income and loss represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner
sources. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2017
,
2018
 and 2019
:

	Year Ended December 31, 201 7			Year Ended December 31, 201 8			Year Ended December 31, 201 9
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(69)	(963)	(1,032)	3,321	(678)	2,643	1,173	(678)	495
Current-period change	3,390	285	3,675	(2,148)	—	(2,148)	(1,265)	(15)	(1,280)
Ending balance	3,321	(678)	2,643	1,173	(678)	495	(92)	(693)	(785)

Legal Contingencies
The Company is regularly involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.
Earnings Per Share
Basic earnings per share are computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share are computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares and potentially dilutive shares of ordinary shares outstanding during the period. Dilutive shares outstanding include unvested RSUs. Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The effect of dilutive securities were 868 thousand shares (218 thousand ADSs
),
 389 thousand shares (97
thousand ADSs) and 475 thousand shares (119 thousand ADSs)
for the years ended December 31, 2017
,
 2018
 and 2019
, respectively.
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation. The value of our restricted stock units is based on the fair value of our shares on the date of grant and expensed over the vesting period.
Prior to the initial declaration of a quarterly cash dividend on January 22, 2013, the fair value of restricted stock units (“RSUs”) was measured based on the grant date share price, as the Company did not historically pay cash dividends on our common stock. For awards granted on or subsequent to January 22, 2013, the fair value of RSUs was measured based on the grant date share price, less the present value of expected dividends during the vesting period, discounted at a risk-free interest rate.
Treasury Stock
Treasury stock is stated at cost and shown as a reduction to shareholders’ equity.
The Company retires ordinary shares repurchased under a share repurchase plan. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased. A repurchase of ADSs is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.
Recent Accounting Pronouncements
In June 2016, the FASB issued an accounting update to amend the guidance on the impairment of financial instruments that are not measured at fair value through profit and loss. The amendment introduces a current expected credit loss (CECL) model based on expected losses rather than incurred losses to estimate credit losses on financial instruments measured at amortized cost and requires a broader range of reasonable and supportable information to estimate expected credit loss. In addition, under the amendment, an entity recognizes an allowance for expected credit losses on financial instruments measured at amortized cost and available-for-sale debt securities rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. In November 2018, the FASB issued an accounting update to clarify that receivables arising from operating leases are not within the scope of new credit losses guidance. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The amendment is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted as of the fiscal years beginning after December 15, 2018. The adoption of the amendments did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.
In August 2018, the FASB issued an accounting update to amend fair value measurement disclosure requirements to eliminate, add and modify certain disclosures to improve the effectiveness of such disclosure. The amendments removed (1) the disclosure requirements for transfers between Levels 1 and 2 of the fair value hierarchy, (2) the policy for timing of transfers between levels of the fair value hierarchy; and (3) the valuation processes for Level 3 fair value measurements. Additionally, the amendments modified the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. This amendment is effective for annual periods beginning after December 15, 2019. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.
In August 2018, the FASB issued an accounting update to modify the disclosure requirements by removing, modifying and clarifying disclosures related to defined benefit plans. This amendment modified the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. Certain disclosure requirements have been removed while the disclosure requirements of (1) the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates; (2) an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period, have been added. The amendment also clarified the disclosure requirements with respect to the projected benefit obligation and the accumulated benefit obligation. The amendment is effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The amendments should be applied on a retrospective basis to all periods presented. The adoption of this amendment is not expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.
In December 2019, the FASB issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for the
C
ompany in the first quarter of 2021 on a prospective basis, and early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.